UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Insured Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Insured Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 115.0%
Corporate — 5.3%
Delaware County IDA Pennsylvania,
Refunding RB, Water Facilities, Aqua
Pennsylvania Inc. Project, Series B,
AMT (NPFGC), 5.00%, 11/01/36	$ 2,520	$ 2,406,121
Northumberland County IDA, Refunding
RB, Aqua Pennsylvania Inc. Project,
AMT (NPFGC), 5.05%, 10/01/39	6,000	5,600,040
Pennsylvania Economic Development
Financing Authority, RB, Waste
Management Inc. Project, Series A,
AMT, 5.10%, 10/01/27	1,200	1,192,416
		9,198,577
County/City/Special District/School District — 42.2%
Chambersburg Area School District, GO
(NPFGC):
5.25%, 3/01/26	2,115	2,202,603
5.25%, 3/01/27	2,500	2,593,925
City of Philadelphia Pennsylvania, GO,
Refunding, Series A (AGM), 5.25%,
12/15/32	7,000	7,175,210
Connellsville Area School District, GO,
Series B (AGM), 5.00%, 11/15/37	1,000	1,013,570
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	2,230	2,401,242
East Stroudsburg Area School District,
GO, Series A (NPFGC), 7.75%,
9/01/27	2,000	2,430,020
Erie County Conventional Center
Authority, RB (NPFGC), 5.00%,
1/15/36	8,850	8,964,076
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	3,500	3,674,475
North Allegheny School District, GO,
Series C (AGM), 5.25%, 5/01/27	2,175	2,273,832
Northeastern School District York
County, GO, Series B (NPFGC), 5.00%,
4/01/32	1,585	1,634,468
Philadelphia Authority for Industrial
Development, RB, Series B (AGM),
5.50%, 10/01/11 (a)	800	862,656
Philadelphia Redevelopment Authority,
RB (NPFGC):
Neighborhood Transformation,
Series A, 5.50%, 4/15/22	1,750	1,807,313

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Philadelphia Redevelopment Authority,
RB (NPFGC) (concluded):
Quality Redevelopment
Neighborhood, Series B, AMT,
5.00%, 4/15/27	$ 4,645	$ 4,450,142
Philadelphia School District, GO,
Refunding, Series A (BHAC), 5.00%,
6/01/34	1,000	1,043,930
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (a)	7,500	8,280,075
Series E, 6.00%, 9/01/38	4,800	5,150,640
Reading School District, GO (AGM),
5.00%, 1/15/29	6,000	6,228,660
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	3,500	3,582,915
Shaler Area School District
Pennsylvania, GO, CAB (Syncora),
4.80%, 9/01/30 (b)	6,145	2,135,265
Township of North Londonderry
Pennsylvania, GO (AGM), 4.75%,
9/01/40	4,360	4,390,389
York City School District, GO, Series A
(Syncora), 5.25%, 6/01/22	1,040	1,103,294
		73,398,700
Education — 8.8%
Gettysburg Municipal Authority,
Refunding RB (NPFGC), 5.00%,
8/15/23	4,000	4,010,840
Pennsylvania Higher Educational
Facilities Authority, RB (NPFGC):
Drexel University, Series A, 5.00%,
5/01/37	2,250	2,283,728
Series AE, 4.75%, 6/15/32	8,845	8,919,386
		15,213,954
Health — 14.4%
Allegheny County Hospital Development
Authority, RB, Health Center, UPMC
Health, Series B (NPFGC), 6.00%,
7/01/26	2,000	2,284,680
County of Lehigh Pennsylvania, RB,
Lehigh Valley Health Network,
Series A (AGM), 5.00%, 7/01/33	7,995	8,031,697
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	503,745

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family

BLACKROCK MUNIYIELD PENNSYLVANIA INSURED FUND

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	$ 1,160	$ 1,173,897
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	1,265	1,195,564
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	1,760	1,761,813
Montgomery County IDA Pennsylvania,
RB, Acts Retirement Life Community:
Series A, 4.50%, 11/15/36	400	322,620
Series A-1, 6.25%, 11/15/29	235	249,196
Pennsylvania Higher Educational
Facilities Authority, RB, UPMC Health
System, Series A, 6.00%, 1/15/11 (a)	3,000	3,147,690
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Presbyterian Medical
Center, 6.65%, 12/01/19 (c)	3,000	3,703,020
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health,
Series A, 5.88%, 12/01/31	590	598,921
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35 (d)	2,000	2,020,920
		24,993,763
Housing — 6.2%
Pennsylvania HFA, RB, S/F, Series 72A,
AMT (NPFGC), 5.25%, 4/01/21	4,090	4,101,125
Pennsylvania HFA, Refunding RB, AMT:
Series 96-A, 4.70%, 10/01/37	2,985	2,776,318
Series 99A, 5.15%, 4/01/38	800	817,920
Philadelphia New Public Housing
Authority, RB, Series A (AGM), 5.50%,
12/01/18	3,000	3,164,670
		10,860,033
State — 5.3%
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,721,716
State Public School Building Authority,
RB, CAB, Corry Area School District
(AGM) (b):
4.85%, 12/15/22	1,880	1,108,410
4.87%, 12/15/23	1,980	1,104,682
4.89%, 12/15/24	1,980	1,035,461
4.92%, 12/15/25	1,980	977,625

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
State (concluded)
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC), 5.00%,
11/15/33	$ 1,200	$ 1,242,336
		9,190,230
Transportation — 15.8%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%, 6/15/37	7,500	7,219,500
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%,
12/01/31	7,800	8,215,584
Series A (AMBAC), 5.25%,
12/01/32	350	356,688
Sub-Series B (AGM), 5.25%,
6/01/39	3,500	3,648,785
Philadelphia Authority for Industrial
Development, Refunding RB,
Philadelphia Airport System Project,
Series A, AMT (NPFGC):
5.50%, 7/01/17	4,000	4,160,760
5.50%, 7/01/18	3,655	3,817,063
		27,418,380
Utilities — 17.0%
Allegheny County Sanitation Authority,
Refunding RB, Series A (NPFGC),
5.00%, 12/01/30	5,000	5,033,650
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance,
4th Series (AGM), 5.00%, 8/01/32	4,500	4,526,460
Series A, 5.25%, 1/01/36	700	719,579
Delaware County IDA Pennsylvania, RB,
Pennsylvania Suburban Water Co.
Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,427,730
Montgomery County IDA Pennsylvania,
RB, Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.25%, 7/01/42	1,800	1,805,796
Northampton Boro Municipal Authority,
RB (NPFGC), 5.00%, 5/15/34	935	950,353
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	900	940,401
Pennsylvania IDA, Refunding RB,
Economic Development (AMBAC),
5.50%, 7/01/20	7,000	7,355,320
Reading Area Water Authority
Pennsylvania, RB (AGM), 5.00%,
12/01/27	2,680	2,813,491
		29,572,780
Total Municipal Bonds in Pennsylvania		199,846,417

2 BLACKROCK MUNIYIELD PENNSYLVANIA INSURED FUND

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Guam — 1.4%
Transportation — 1.4%
Guam International Airport Authority,
Refunding RB, General, Series C, AMT
(NPFGC), 5.00%, 10/01/23	$ 2,500	$ 2,455,575
Total Municipal Bonds in Guam		2,455,575
Puerto Rico — 0.8%
State — 0.8%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,321,499
Total Municipal Bonds in Puerto Rico		1,321,499
U.S. Virgin Islands — 0.1%
State — 0.1%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	94,696
Total Municipal Bonds in the U.S. Virgin Islands		94,696
Total Municipal Bonds – 117.3% 203,718,187
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
Pennsylvania — 38.9%
County/City/Special District/School District — 4.3%
East Stroudsburg Area School District,
GO, Refunding (AGM), 5.00%,
9/01/25	7,000	7,486,780
Education — 1.4%
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	2,202	2,390,510
Health — 3.2%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	2,500	2,572,150
5.25%, 6/01/39	3,000	3,096,120
		5,668,270
State — 30.0%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	5,203	5,649,625
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	10,000	10,338,100
State Public School Building Authority,
LRB, Philadelphia School District
Project (AGM), 5.25%, 6/01/13 (a)	15,000	16,860,750

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
Pennsylvania (concluded)
State (concluded)
State Public School Building Authority,
Refunding RB, School District of
Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	$ 19,025	$ 19,290,654
		52,139,129
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 38.9%		67,684,689
Total Long-Term Investments
(Cost – $265,475,068) – 156.2% 271,402,876
Short-Term Securities	Shares
CMA Pennsylvania Municipal Money
Fund, 0.00% (f)(g)	859,335	859,335
Total Short-Term Securities
(Cost – $859,335) – 0.5%		859,335
Total Investments
(Cost – $266,334,403*) – 156.7%		272,262,211
Other Assets Less Liabilities – 0.6%		1,058,263
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (19.1)%		(33,234,037)
Preferred Shares, at Redemption Value – (38.2)%		(66,357,939)
Net Assets Applicable to Common Shares – 100.0% $		173,728,498

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 239,557,342
Gross unrealized appreciation	$ 8,308,076
Gross unrealized depreciation	(8,798,343)
Net unrealized depreciation	$ (490,267)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Security is collateralized by Municipal or US Treasury obligations.
(d) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Merrill Lynch & Co.	$ 2,020,920 $	41,400

BLACKROCK MUNIYIELD PENNSYLVANIA INSURED FUND

APRIL 30, 2010

3

Schedule of Investments (concluded)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate	2009	Activity	2010	Income
CMA Pennsylvania
Municipal Money
Fund	1,555,231	(695,896)	859,335	$121

(g) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $271,402,876		—	$ 271,402,876
Short-Term
Securities	$ 859,335	—	—	859,335
Total	$ 859,335 $271,402,876		—	$ 272,262,211

1See above Schedule of Investments for values in each sector.

4 BLACKROCK MUNIYIELD PENNSYLVANIA INSURED FUND

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Insured Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 28, 2010